LEASES (Schedule of lease-related assets and liabilities recorded on the consolidated balance sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating lease right-of-use assets	$ 1,721	$ 876
Current liabilities
Current maturities of operating leases	447	718
Long-term liabilities
Non-current operating leases	$ 1,206	$ 54
Weighted Average Remaining Lease Term Operating leases	3 years 8 months 23 days	5 months 12 days
Weighted Average Discount Rate Operating leases	13.30%	6.11%